FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL STATEMENT EFFECTS
Regulatory assets	0
EGD
FINANCIAL STATEMENT EFFECTS
Cumulative costs relating to consulting contract capitalized	154	144
Average service life	25 years
OPEB | EGD
FINANCIAL STATEMENT EFFECTS
Amount of OPEB balance expected to be collected	89
Term for collection of OPEB balance commencing from 2014	20 years
Liquids Pipelines | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	727	598
Liquids Pipelines | Tolling deferrals
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(36)	(33)
Accumulate period	9 years
Liquids Pipelines | Recoverable income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	42	40
Recovery period	30 years
Gas Distribution | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	214	201
Gas Distribution | Transaction services deferral
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(51)	(26)
Gas Distribution | Future removal and site restoration reserves
FINANCIAL STATEMENT EFFECTS
Regulatory Liabilities	(929)	(882)
Gas Distribution | Pension plans and OPEB
FINANCIAL STATEMENT EFFECTS
Regulatory assets	94	212
Sponsored Investments | Deferred income taxes
FINANCIAL STATEMENT EFFECTS
Regulatory assets	28	39
Sponsored Investments | Transportation revenue adjustments
FINANCIAL STATEMENT EFFECTS
Regulatory assets	33	19
Recovery period	5 years